Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Common stock, par value (in Dollars per share)		$ 0.00001	$ 0.00001
Common stock, shares authorized		57,400,000	57,400,000
Common stock, shares issued		16,692,175	11,868,397
Common stock, shares outstanding	23,544,492	16,692,175	11,868,397
Redeemable Convertible Preferred Stock
Convertible Preferred Stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Convertible Preferred Stock, shares authorized	0	600,000	600,000
Convertible Preferred Stock, shares issued	0	588,235	588,235
Convertible Preferred Stock, shares outstanding	0	588,235	588,235
Series A Convertible Preferred Stock
Convertible Preferred Stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Convertible Preferred Stock, shares authorized	0	2,000,000	2,000,000
Convertible Preferred Stock, shares issued	0	1,666,666	1,666,666
Convertible Preferred Stock, shares outstanding	0	1,666,666	1,666,666
Convertible Preferred Stock, liquidation preference (in Dollars)	$ 2,300	$ 2,300	$ 2,300
Legacy Mobix Common Stock
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	0	57,400,000
Common stock, shares issued	0	16,692,175
Common stock, shares outstanding	0	16,692,175
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	285,000,000	285,000,000
Common stock, shares issued	23,544,492	0
Common stock, shares outstanding	23,544,492	0
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	2,254,901	0
Common stock, shares outstanding	2,254,901	0